Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Presentation of Derivative Amounts

	For the year ended December 31,
($ thousands)	2017	2016	2015
Fair Value Hedges: Interest Rate Swaps
Effectiveness - Other (expense) income, net	(605)	(540)	1,646
Ineffectiveness - Other (expense) income, net	1,032	(1,280)	232

Non-Designated Hedges: Foreign Currency Contracts, net
Realized (losses) gains - Foreign exchange (loss) gain, net	(21,870)	16,873	(16,651)

Cash Flow Hedges: Foreign Currency Contracts, net
Realized (losses) gains - Service revenue	(1,744)	5,218	244

	At December 31,
	2017		2016
($ thousands)	Assets	Liabilities	Assets	Liabilities
Fair Value Hedges: Interest Rate Swaps
Non-current financial liabilities	—	14,953	—	13,709
Long-term debt	—	(15,088)	—	(9,123)
Gross Derivatives	—	(135)	—	4,586

Non-Designated Hedges: Foreign Currency Contracts, net
Current financial assets	501	—	4,965	—
Current financial liabilities	—	2,037	—	126

Cash Flow Hedges: Foreign Currency Contracts, net
Current financial assets	—	—	3,374	—
Current financial liabilities	—	2,362	—	—

Counterparty Netting: Swap Interest
Current financial assets:
Interest due from counterparty	479	—	1,079	—
Net Derivatives	980	4,264	9,418	4,712